Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of non-current and current bank borrowings

	2021
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Borrowings from receivable factoring facility	67,956	—	93,090	93,090
Other loans	—	3,670	2,207	5,877
Total		3,670	95,297	98,967

	2020
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortised cost:
Credit facilities	100,000	—	27,237	27,237
Borrowings from receivable factoring facility	73,626	—	74,844	74,844
Other loans		5,277	249	5,526
Total		5,277	102,330	107,607

Schedule of credit facilities

	2021	2020
	US$'000	US$'000
Secured loans carried at amortised cost
Principal amount	—	31,155
Unamortised issuance costs	—	(3,918)
Accrued interest	—	—
Total	—	27,237

Amount due for settlement within 12 months	—	27,237
Amount due for settlement after 12 months	—	—
Total	—	27,237

Schedule of non-current and current bank borrowings by currency

The breakdown by currency of bank borrowings at December 31, is as follows:

	2021
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	1,245	1,245
Borrowings in Euros	3,670	94,052	97,722
Total	3,670	95,297	98,967

	2020
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in US Dollars	—	27,486	27,486
Borrowings in other currencies	5,277	74,844	80,121
Total	5,277	102,330	107,607

Schedule of non-current bank borrowings by maturity

	2021
	2022	2025	Total
	US$'000	US$'000	US$'000
Credit facilities	—	—	—
Borrowings from supplier factoring facility	93,941	—	93,941
Other loans	2,229	3,670	5,899
Total	96,170	3,670	99,840